Document and Entity Information	Jul. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2022
Entity Registrant Name	Territorial Bancorp Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34403
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	P.O. BOX 1481
Entity Address, City or Town	HONOLULU
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96806
City Area Code	808
Local Phone Number	946-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001447051
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TBNK
Security Exchange Name	NASDAQ